CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	3 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011	Sep. 30, 2010
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,731,300)	$ (97,700)	$ (8,866,600)	$ (8,174,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,000	2,700	11,900	9,400
Amortization of discount on bridge notes issued	1,379,100	600,300	4,197,800	335,900
Stock-based compensation	335,500	434,200	1,605,400	1,302,100
Extinguishment of debt			1,968,000	1,094,300
Issuance of warrants for consulting services			0	199,000
Issuance of warrants for financing services	5,700	82,700	183,500	193,400
Reversal of prior period accruals			(458,800)	0
Write-off of doubtful accounts			0	12,950
Gain on derivative liability valuation	(232,100)	(4,217,500)	(6,826,700)	0
Non-cash interest expense	138,900	2,021,200	3,366,800	21,600
Changes in operating assets and liabilities
Accounts receivable	20,200	(2,200)	(5,500)	(150)
Prepaids and other current assets	23,200	39,500	12,800	4,600
Accounts payable and accrued liabilities	54,100	(21,400)	615,300	231,900
Deferred compensation	1,100	(20,300)	27,300	43,500
Accrued patient costs			0	(170,500)
Security deposit on new lease	4,600	0	3,200	(14,600)
Net cash used in operating activities	(997,000)	(1,178,500)	(4,165,600)	(4,910,600)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisition of furniture &equipment	(1,900)	(15,900)	(21,600)	(14,900)
Acquisition of intellectual property	(21,200)	0
Net cash used in investing activities	(23,100)	(15,900)	(21,600)	(14,900)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of convertible debt with accrued interest			15,900	0
Repayment of note	0	(24,700)	(26,200)	(94,100)
Repayment of leases	(1,500)	(1,000)	(6,100)	(1,900)
New equipment lease	0	15,900
Net proceeds from bridge notes	1,040,400	1,840,000
Proceeds from exercise of warrants	900	0
Proceeds from the sale of common stock, net of offering costs			0	2,995,400
Net proceeds from secured convertible notes			1,840,000	1,000,000
Net proceeds from subordinated convertible notes			2,395,000	0
Proceeds from related party loan			0	100,000
Net cash provided by financing activities	1,039,800	1,830,200	4,218,600	3,999,400
NET INCREASE (DECREASE) IN CASH	19,700	635,800	31,400	(926,100)
Cash, beginning of period	93,400	62,000	62,000	988,100
Cash, end of period	113,100	697,800	93,400	62,000
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Interest	0	1,000	3,200	7,900
Income taxes	900	1,300	1,300	800
Fair value of note payable to officer issued for acquisition			0	24,700
Fair value of equipment acquired through lease			16,300	6,600
Fair value of intellectual property	21,200	0
Non-cash financing activities:
Shares issued for accounts payable			44,000
Offering costs	$ 101,100	$ 0	$ 103,000	$ 0